Basis of Preparation - Impact of Adoption of New Accounting Standards (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [Line Items]
Cash and cash equivalents	¥ 702,093		¥ 294,522	¥ 319,455	¥ 451,426
Derivative assets	¥ 8,315		3,289
Derivative assets to which hedge accounting is applied			2,527
Trade and other receivables, other financial assets			516,853
Equity instruments			169,814
Convertible notes, loans and receivables			5,303
Convertible notes, measured at fair value through profit or loss			2,070
Total			991,851
Adoption of IFRS 9
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [Line Items]
Cash and cash equivalents		¥ 294,522
Derivative assets to which hedge accounting is applied		2,527
Trade and other receivables, other financial assets		516,853
Equity instruments		203,276
Convertible notes, loans and receivables		7,576
Total		1,025,516
Measured at fair value through profit or loss
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [Line Items]
Derivative assets			¥ 762
Measured at fair value through profit or loss | Adoption of IFRS 9
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [Line Items]
Derivative assets		¥ 762